MET INVESTORS SERIES TRUST

SUPPLEMENT DATED JANUARY 4, 2017

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2016, AS SUPPLEMENTED

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

Effective immediately, Michael L. Manelli serves as a Portfolio Manager of the Harris Oakmark International Portfolio (the “Portfolio”), a series of Met Investors Series Trust. In the section entitled “Appendix C—Portfolio Managers,” the information pertaining to the Portfolio is amended to reflect that Michael L. Manelli is now a portfolio manager of the Portfolio. As of November 30, 2016, Michael L. Manelli beneficially owned no equity securities of the Portfolio. Effective immediately, the first paragraph in the section entitled “Compensation” is deleted in its entirety and replaced with the following:

David G. Herro and Michael L. Manelli are portfolio managers of the Portfolio. Each of the portfolio managers is an employee of Harris. The portfolio managers are compensated solely by Harris. Compensation for each of the portfolio managers is based on Harris’ assessment of the individual’s long-term contribution to the investment success of Harris. Each portfolio manager receives a base salary and participates in a discretionary bonus pool. In addition, most of the portfolio managers also participate in a long-term compensation plan that provides current compensation to certain key employees and deferred compensation to both current and former key employees. The compensation plan consists of bonus units awarded to participants that vest and are paid out over a period of time.

Effective immediately, the Other Accounts Managed table in Appendix C with respect to the Portfolio is deleted in its entirety and replaced with the following:

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
David G. Herro, CFA	Registered Investment Companies	12	$34,293,504,008	0	N/A
	Other Pooled Investment Vehicles	22	$4,857,868,997	0	N/A
	Other Accounts	40	$12,225,632,478	1	$377,850,204

Michael L. Manelli, CFA	Registered Investment Companies[1]	3	$2,643,635,201	0	N/A
	Other Pooled Investment Vehicles[1]	15	$2,362,278,779	0	N/A
	Other Accounts[1]	25	$6,047,121,506	1	$161,137,216

[1]	Other Accounts Managed information is as of 11/30/16.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE